Project and Trade Finance Core Fund
(formerly, Federated Project and Trade Finance Core Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—87.1%
		Basic Industry - Chemicals—0.9%
$2,967,228	[2]	Kuwait Paraxylen, Term Loan, 0.873% (1-month USLIBOR +0.700%), 6/15/2021	5/31/2018	$2,923,940	$2,926,847
2,396,245	[2]	Kuwait Paraxylen, Revolver, 1.119% (1-month USLIBOR +0.700%), 12/14/2021	5/31/2018 – 6/11/2020	2,378,273	2,363,003
		TOTAL			5,289,850
		Basic Industry - Forestry/Paper—0.6%
3,900,000	[2]	Bahia Cellulose, 3.193% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	3,901,463	3,845,836
		Basic Industry - Metals/Mining Excluding Steel—3.6%
9,000,000	[2]	China Hongqiao Group Ltd., 3.937% (6-month USLIBOR +3.750%), 4/11/2021	6/10/2020	8,956,500	8,961,824
2,299,362	[3,4,5,6]	Discovery Copper, 5.134%, 3/1/2015	9/28/2011 – 9/22/2015	2,294,479	0
11,965,910	[2]	Harmony Gold Mining Co. Ltd., 4.500% (3-month USLIBOR +0.030%), 9/30/2022	7/31/2018 – 10/2/2019	11,973,410	11,708,845
		TOTAL			20,670,669
		Basic Industry - Steel Producers/Products—2.3%
4,166,667	[2]	Arcelormittal, 2.326% (6-month USLIBOR +1.900%), 12/12/2022	12/19/2018 – 6/20/2019	4,166,667	4,072,918
5,000,000	[2]	Ferrexpo AG, 4.974% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018 – 11/6/2019	4,967,094	4,721,988
4,834,305	[2]	Metinvest BV, 4.943% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	4,691,330	4,511,371
		TOTAL			13,306,277
		Capital Goods - Aerospace & Defense—0.3%
1,629,632	[2]	Gulf Air BSC, 4.000% (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	1,630,243	1,610,221
		Consumer Goods - Food - Wholesale—5.9%
642,978	[6]	Banacol, 1.750%, 6/28/2025	1/2/2013 – 6/28/2017	636,615	383,987
4,604,085		Dansk Landbrugs Grovvareselskab AMBA (DLG), 1.372%, 7/27/2020	6/29/2020	4,599,171	4,599,171
6,000,000		Dansk Landbrugs Grovvarseslskab AMBA, 1.389%, 7/13/2020	6/5/2020	5,991,896	5,996,730
1,274,302		Gambia, Government of, 4.857% - 5.745%, 8/31/2020	7/5/2019 – 9/5/2019	1,274,302	1,269,143
2,475,000	[2]	Ghana Cocoa Board, 5.075% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	2,475,000	2,475,000
1,100,864	[2,3,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
5,000,000	[4,5,6]	Molino Canuelas, 9.900%, 12/16/2020	12/29/2016	4,950,000	1,500,000
10,000,000	[2]	Olam Nigeria, 2.050% (3-month USLIBOR +1.050%), 9/4/2020	2/28/2019	10,000,000	9,991,984
4,000,000		PT Pacific Indopalm Industries, 3.660%, 9/30/2020	3/5/2019 – 3/14/2019	4,000,000	4,000,000
2,571,428	[3,4,5,6]	REI Agro Ltd., 7.772%, 10/31/2014	10/31/2012 – 11/3/2014	2,571,429	387,000
1,667,000	[3,4,5,6]	Seara, 5.844%, 6/15/2017	10/29/2014 – 12/8/2014	1,658,665	226,545
4,921,053	[2,4,6]	Vicentin SAIC II, 7.218% (3-month USLIBOR +6.000%), 1/15/2024	11/5/2015 – 2/21/2018	4,904,088	1,968,421
2,500,000	[2,4,6]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	1,000,000
		TOTAL			34,008,026
		Consumer Goods - Personal & Household Products—0.9%
2,565,000	[2,6]	PT Delta Dunia Sandang Tekstil, 6.311% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	2,541,915	402,705

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Personal & Household Products—continued
$4,865,681		PT Pan Brothers TBK, 2.216% - 3.075%, 10/9/2020	4/3/2020 – 6/10/2020	$4,865,681	$4,865,681
		TOTAL			5,268,386
		Energy - Exploration & Production—11.5%
10,005	[3,4,5,6]	Circle Petro, 7.132%, 6/11/2018	11/7/2014	9,739	4,508
1,370,794	[2]	FPF003 PTE Ltd. Singapore, Inc., 3.800% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	1,363,940	1,355,968
8,176,232	[2]	FPF005 PTE Ltd. Singapore, Inc., 4.050% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	8,135,350	8,005,904
9,015,124	[2]	Heston BV, 2.223% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	9,017,002	8,788,238
5,437,500	[2]	Kosmos Energy, 3.674% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019 – 5/26/2020	5,398,300	5,260,941
11,938,580	[2]	Prime Oil and Gas BV, 4.153% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	12,902,500	11,349,345
3,416,501	[2]	SHT, 4.329% (1-month USLIBOR +2.000%), 9/30/2020	8/26/2014	3,318,528	3,408,048
4,035,537	[2,6]	SNPC, 6.566% (1-month USLIBOR +4.900%), 3/4/2020	7/28/2015 – 3/4/2020	4,035,537	2,035,928
9,000,000	[2]	SOCAR Energy '18, 2.576% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	8,947,500	8,800,109
711,111	[2]	Sonangol Finance Ltd., 3.523% (3-month USLIBOR +3.350%), 10/27/2021	4/23/2018	704,444	676,874
2,213,726	[2]	Sonangol, 4.850% (3-month USLIBOR +3.400%), 7/30/2021	11/29/2016 – 4/3/2017	2,134,728	2,161,273
15,000,000	[2]	Yibal Export Pdo, 2.911% (1-month USLIBOR +1.600%), 6/30/2023	7/27/2016 –7/15/2019	14,896,750	14,653,279
		TOTAL			66,500,415
		Energy - Integrated Energy—3.5%
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	17,352,000	17,610,703
2,640,000	[2]	Staatsolie Maatschappij Suriname NV, 5.501% (3-month USLIBOR +5.125%), 5/23/2025	6/21/2019	2,640,000	2,584,381
		TOTAL			20,195,084
		Energy - Oil Field Equipment & Services—6.4%
10,000,000		Ancap OPU, 1.429%, 8/3/2020	6/12/2020	10,000,000	10,000,000
10,588,578		BP Singapore Pte., Ltd., 0.900%, 7/15/2020	6/8/2020	10,578,782	10,584,253
6,795,303		BP Singapore Pte., Ltd., 1.075%, 8/13/2020	6/15/2020	6,783,329	6,786,173
9,504,387		Valero Energy Ltd., 0.890%, 7/23/2020	6/12/2020	9,504,387	9,504,387
		TOTAL			36,874,813
		Energy - Oil Refining and Marketing—2.8%
5,843,750	[2]	Dangote, 8.090% (6-month USLIBOR +6.500%), 8/31/2023	6/20/2014 –8/2/2018	5,810,000	5,737,845
2,077,055		Maldives, Government of, 3.592% - 3.863%, 10/6/2020	3/19/2020 –4/24/2020	2,077,055	2,069,392
2,229,756		Pakistan, Government of, 4.359% - 4.690%, 9/8/2020	7/5/2019 –9/10/2019	2,229,756	2,229,756
2,065,252	[3,4,5,6]	Samir Energy II, 5.541%, 12/31/2015	5/30/2014	2,057,288	516,313
5,503,526	[2]	Trafigura PTE, 2.403% (1-month USLIBOR +2.000%), 12/31/2020	11/27/2019	6,419,567	5,495,843
		TOTAL			16,049,149
		Finance/Banks/Brokers—5.0%
9,000,000	[2]	ABC International Bank PLC, 1.209% (3-month USLIBOR +0.850%), 8/15/2020	8/14/2019	9,000,000	8,993,774
5,176,471	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	5,176,471	5,069,048
1,111,111	[2]	Banco Supervielle SA, 4.541% (3-month USLIBOR +2.850%), 11/15/2020	6/28/2018	1,103,889	1,109,976
14,000,000		Zenith Bank PLC, 3.321%, 8/5/2020	9/18/2019	14,000,000	13,957,966
		TOTAL			29,130,764
		Foreign Sovereign—18.9%
EUR 9,000,000	[2]	Bank of Industry Ltd.—Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020 –3/17/2020	10,042,427	9,976,581
$3,000,000	[2]	Bank of Industry, 7.311% (3-month USLIBOR +6.000%), 1/21/2021	6/5/2018	3,000,000	2,994,618
3,750,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	3,750,000	3,680,572

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—continued
EUR 6,000,000		Burkina Faso, Government of, 3.300%, 9/30/2020	3/12/2020 –4/29/2020	$6,592,619	$6,740,997
EUR 8,871,044		Cameroon, Government of, 3.485%, 10/30/2020	5/26/2020 –6/25/2020	9,901,331	9,966,614
EUR 9,000,000	[2]	Cote d'Ivoire RC, 2.730% (6-month EURIBOR +0.000%), 7/6/2020	1/16/2020	10,023,745	10,107,842
EUR 8,000,000		Cote d'Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	8,825,200	8,682,719
$981,455		Djibouti, Government of, 3.619%, 9/14/2020	6/12/2020	981,455	981,455
2,166,667	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	2,166,667	2,143,244
2,551,575		Gambia, Government of, 4.034% - 4.288%, 6/14/2021	3/12/2020 –6/18/2020	2,551,575	2,551,575
4,166,667	[2]	JSC Partnership, 5.973% (12-month USLIBOR +4.000%), 9/22/2020	10/17/2018	4,175,000	4,149,004
EUR 4,500,000	[2]	Kenya, Government of, 6.350% (6-month EURIBOR +6.350%), 3/6/2026	1/27/2020	5,101,279	4,900,112
$7,500,000	[2]	Kenya, Government of, 7.440% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	7,465,000	7,046,361
2,857,143	[2]	Ministry of Finance Tanzania, 7.116% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	2,840,000	2,799,629
1,000,000	[2]	Ministry of Finance Zambia, 7.879% (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	1,000,000	992,273
EUR 3,909,590		Senegal, Government of, 3.825%, 9/18/2020	5/20/2020 –6/30/2020	4,312,377	4,392,422
$10,430,329	[2]	The Sharjah Electricity and Water Authority, 1.919% (1-month USLIBOR +1.750%), 12/29/2020	6/15/2020	10,430,120	10,430,329
17,000,000		Turk Eximbank, 2.796%, 11/18/2020	2/14/2020	17,000,000	16,995,574
		TOTAL			109,531,921
		Services - Building & Construction—0.5%
4,444,967	[2,6]	SBG Ltd., 6.381% (3-month USLIBOR +4.000%), 12/31/2020	4/16/2018	4,370,885	3,111,477
		Services - Support-Services—0.7%
4,120,882	[2]	Airport International Group, 2.426% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	3,854,124	3,910,027
		Supranational—6.2%
6,000,000	[2]	Africa Finance Corp., 2.267% (3-month USLIBOR +1.000%), 12/27/2021	1/10/2019	5,941,500	5,935,544
5,000,000	[2]	Africa Finance Corp., 2.369% (3-month USLIBOR +1.050%), 12/15/2020	3/21/2018	4,971,500	4,973,023
13,000,000		African Export-Import Bank (Afreximbank), 1.561%, 6/18/2021	6/22/2020	13,000,000	13,000,000
3,000,000	[2]	African Export-Import Bank (Afreximbank), 2.600% (3-month USLIBOR +1.150%), 7/28/2020	7/26/2018	2,995,250	2,996,834
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 2.552% (3-month USLIBOR +1.200%), 10/3/2020	10/4/2018	9,000,000	8,941,126
		TOTAL			35,846,527
		Telecommunications - Wireless—5.4%
10,000,000	[2]	Millicom Tanzan, 5.184% (6-month USLIBOR +5.000%), 6/12/2025	5/28/2020	10,000,000	10,000,000
10,349,999	[2]	MTN Group Ltd., 2.499% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018 –5/21/2020	10,347,749	10,349,999
EUR10,000,000		Sonatel S.A., 3.000%, 12/24/2020	6/22/2020	11,260,500	11,234,996
		TOTAL			31,584,995
		Transportation - Air Transportation—2.8%
$16,915,291	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	16,995,638	16,453,192
		Transportation - Transport Infrastructure/Services—1.9%
4,422,137	[2]	Armenia International Airports CJSC, 7.416% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017 –10/12/2018	4,466,358	4,347,569
4,270,000	[2]	Asyaport, 6.274% (6-month USLIBOR +4.400%), 1/10/2024	7/28/2016	4,270,000	4,270,000
2,336,930	[2]	Autopistas Urbanas SA (AUSA), 3.892% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017 –11/13/2017	2,301,876	2,215,584
		TOTAL			10,833,153
		Utility - Electric-Generation—7.0%
9,000,000		Bahamas Electricity Corp., 5.830%, 7/24/2020	2/28/2020	8,977,500	8,963,587
346,185	[2]	Egypt Electric AfreximBK, 7.450% (3-month USLIBOR +5.250%), 10/5/2020	8/3/2017	346,185	346,185

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Utility - Electric-Generation—continued
$3,000,000	[2]	Egypt Electric, 6.827% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015 –2/13/2019	$2,986,057	$2,970,427
3,251,506	[2]	Karpower International B.V., 6.980% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019 –3/4/2020	3,251,506	3,237,124
IDR 97,363,156,260	[2]	PT MaxPower, 5.750% (3-month USLIBOR +0.037%), 6/10/2039	6/12/2019 –6/18/2020	5,696,559	6,815,762
$9,000,000		Tunisia, Government of, 2.818% - 2.928%, 5/17/2021	5/5/2020 –5/19/2020	9,000,000	8,999,541
9,000,000		Tunisia, Government of, 2.968% - 3.147%, 8/31/2020	3/2/2020 –3/3/2020	9,000,000	8,997,843
		TOTAL			40,330,469
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $529,675,767)			504,351,251
		INVESTMENT COMPANY—9.6%
55,634,670		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[7] (IDENTIFIED COST $55,612,773)			55,673,614
		TOTAL INVESTMENT IN SECURITIES—96.7% (IDENTIFIED COST $585,288,540)			560,024,865
		OTHER ASSETS AND LIABILITIES - NET—3.3%[8]			18,980,326
		TOTAL NET ASSETS—100%			$579,005,191
At June 30, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
7/7/2020	State Street Bank & Trust Co.	8,000,000 EUR	$8,793,930	$(194,981)
7/7/2020	State Street Bank & Trust Co.	9,116,707 EUR	$10,280,071	$36,413
8/14/2020	State Street Bank & Trust Co.	585,900 EUR	$667,897	$9,022
8/24/2020	State Street Bank & Trust Co.	9,000,000 EUR	$9,858,554	$(264,623)
9/3/2020	Citibank N.A.	3,700,203 EUR	$4,069,203	$(93,693)
9/8/2020	State Street Bank & Trust Co.	4,316,504 EUR	$4,823,621	$(33,195)
9/18/2020	State Street Bank & Trust Co.	136,830 EUR	$150,692	$(3,300)
9/22/2020	State Street Bank & Trust Co.	3,182,060 EUR	$3,488,601	$(92,912)
10/1/2020	State Street Bank & Trust Co.	136,830 EUR	$148,557	$(5,481)
10/5/2020	State Street Bank & Trust Co.	3,052,487 EUR	$3,456,648	$19,920
10/14/2020	State Street Bank & Trust Co.	735,555 EUR	$840,004	$11,663
11/2/2020	Standard Chartered Bank	777,369 EUR	$874,910	$(956)
11/3/2020	Citibank N.A.	2,212,322 EUR	$2,500,413	$7,713
11/16/2020	State Street Bank & Trust Co.	1,446,045 EUR	$1,653,012	$23,147
11/18/2020	Standard Chartered Bank	245,940 EUR	$271,321	$(5,898)
12/1/2020	State Street Bank & Trust Co.	245,940 EUR	$267,408	$(9,905)
12/15/2020	State Street Bank & Trust Co.	902,250 EUR	$1,032,290	$14,573
12/16/2020	Barclays Bank PLC Wholesale	97,000,000,000 IDR	$6,712,338	$44,611
12/18/2020	Standard Chartered Bank	362,233 EUR	$399,916	$(8,706)
12/29/2020	Citibank N.A.	10,153,300 EUR	$11,438,606	$(18,293)
1/4/2021	State Street Bank & Trust Co.	362,233 EUR	$394,332	$(14,473)
1/19/2021	Standard Chartered Bank	481,320 EUR	$532,076	$(11,313)
2/2/2021	State Street Bank & Trust Co.	481,320 EUR	$524,333	$(19,229)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(609,896)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $292,162 and $1,043,252, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2020	43,169,977
Purchases/Additions	171,826,258
Sales/Reductions	(159,361,565)
Balance of Shares Held 6/30/2020	55,634,670
Value	$55,673,614
Change in Unrealized Appreciation/Depreciation	$70,861
Net Realized Gain/(Loss)	$32,096
Dividend Income	$101,481
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2020, these restricted securities amounted to $504,351,251, which represented 87.1% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Principal amount and interest were not paid upon final maturity.
4	Issuer in default.
5	Non-income-producing security.
6	Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund's investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund's management has determined these to be level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$504,351,251	$504,351,251
Investment Company	55,673,614	—	—	55,673,614
TOTAL SECURITIES	$55,673,614	$—	$504,351,251	$560,024,865
Other Financial Instruments[1]
Assets	$—	$167,062	$—	$167,062
Liabilities	—	(776,958)	—	(776,958)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(609,896)	$—	$(609,896)
1	Other financial instruments are foreign exchange contracts.

Trade finance agreements' fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment's fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2020	$548,095,151
Accrued discount/premiums	(6,073)
Realized gain (loss)	(359,008)
Change in unrealized appreciation (depreciation)	7,229,862
Purchases	150,960,593
(Sales)	(201,598,812)
Balance as of 6/30/2020	$504,321,786
The total change in unrealized appreciation (depreciation) attributable to investments still held at 6/30/2020	$6,322,239
The following acronyms are used throughout this portfolio:
CJSC	—Closed Joint-Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate